Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	2020		2019		2018		December 31, 2020		December 31, 2019
	Sales of	Purchases of	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	250	29,174	153	29,114	445	24,456	251	3,655	35	360
Fresenius SE affiliates	4,708	102,323	4,420	105,832	3,819	101,590	824	7,944	2,003	6,416
Equity method investees	19,730	—	49,052	—	58,362	—	74,935	—	68,300	—
Total	24,688	131,497	53,625	134,946	62,626	126,046	76,010	11,599	70,338	6,776

Products
Fresenius SE	—	—	3	—	—	—	—	—	—	—
Fresenius SE affiliates	41,180	44,164	44,771	37,279	33,564	39,181	10,330	5,732	16,803	3,405
Equity method investees	—	474,100	—	469,474	—	399,667	—	57,207	—	36,262
Total	41,180	518,264	44,774	506,753	33,564	438,848	10,330	62,939	16,803	39,667
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €5,368 and €8,352 at December 31, 2020 and 2019.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	2020			2019			2018
		Interest	Lease		Interest	Lease	Lease	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense(1)	income	expense
Fresenius SE	7,925	740	2,452	4,580	501	4,005	—	8,745
Fresenius SE affiliates	13,236	1,272	572	12,589	1,396	452	—	15,852
Total	21,161	2,012	3,024	17,169	1,897	4,457	—	24,597
(1)	Short-term leases and expenses relating to variable lease payments are exempted from balance sheet recognition.

Lease agreements with related parties

in € THOUS

	December 31, 2020		December 31, 2019
	Right-of-use	Lease	Right-of-use	Lease
	asset	liability	asset	liability
Fresenius SE	58,073	58,610	30,336	30,820
Fresenius SE affiliates	80,188	81,410	91,879	92,126
Total	138,261	140,020	122,215	122,946